PIONEER INDIA FUND
                                 60 STATE STREET
                                BOSTON, MA 02109


                                              March 6, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer India Fund (the "Fund")
              File Nos. 33-77472 and 811-8468
              CIK No. 0000921447

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated February 28, 1997, and that the text of the Post -Effective Amendment has been filed electronically, Accession No. 0000921447-97-000001.

              If you have any questions concerning the foregoing or the attachments, please call the undersigned or Elizabeth Watson collect at (617) 742-7825.

                                              Very truly yours,


                                              /s/Eunice R. Simmons
                                              Eunice R. Simmons
                                              EDGAR Compliance Associate

cc:           Ms. Elizabeth Watson
              Mses. Rajotte/Alves
              Mr. Joseph P. Barri, Esq.
              Mr. Michael Scanlon, Esq.
              Mr. Mark Goshko, Esq.